INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Provisions (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Provisions
Provision	$ 5,412,866	$ 4,282,378	$ 4,851,524	$ 5,202,043
Total included in liabilities
Provisions
Provision	417,396	439,740	845,486	1,415,290
Provisions for contingencies
Provisions
Provision	$ 417,396	$ 439,740	$ 845,486	$ 1,415,290